Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities
	As at December 31, 2015	As at December 31, 2014
	$	$

Non-capital loss carry forwards	756,534	404,127
Other temporary differences	23,565	5,870
Change in valuation allowance	(780,099)	(409,997)
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